Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	13
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$302,816,810.07	0.6230799	$266,313,540.41	0.5479702	$36,503,269.66
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$960,046,810.07	0.6450930	$923,543,540.41	0.6205651	$36,503,269.66

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	46.85		45.94
Pool Receivables Balance	$1,013,023,088.51		$974,328,950.26
Remaining Number of Receivables	65,596		64,522

Adjusted Pool Balance	$1,000,048,760.49		$962,024,521.26

III. COLLECTIONS

Principal:
Principal Collections	$37,627,879.16
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$634,885.99
Total Principal Collections	$38,262,765.15

Interest:
Interest Collections	$3,371,121.07
Late Fees & Other Charges	$74,730.52
Interest on Repurchase Principal	$-
Total Interest Collections	$3,445,851.59

Collection Account Interest	$286.24
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$41,708,935.53

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	13
30/360 Days	30
Actual/360 Days	34

IV.  DISTRIBUTIONS

Total Collections					$41,708,935.53
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$41,708,935.53
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$844,185.91		$844,185.91	$844,185.91
Collection Account Interest					$286.24
Late Fees & Other Charges					$74,730.52
Total due to Servicer					$919,202.67

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$100,938.94		$100,938.94
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$399,872.27		$399,872.27	$399,872.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$40,314,024.34

7. Regular Principal Distribution Amount:					$36,503,269.66
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,503,269.66
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,503,269.66		$36,503,269.66
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$36,503,269.66		$36,503,269.66

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,810,754.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,974,328.02
Beginning Period Amount	$12,974,328.02
Current Period Amortization	$669,899.02
Ending Period Required Amount	$12,304,429.00
Ending Period Amount	$12,304,429.00
Next Distribution Date Amount	$11,654,842.06

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	13
30/360 Days	30
Actual/360 Days	34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$40,001,950.42	$38,480,980.85	$38,480,980.85
Overcollateralization as a % of Original Adjusted Pool		2.61%	2.51%	2.51%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.66%	63,656	98.41%	$958,794,499.67
30 - 60 Days	1.03%	662	1.22%	$11,881,978.12
61 - 90 Days	0.26%	168	0.31%	$3,031,112.28
91 + Days	0.06%	36	0.06%	$621,360.19
		64,522		$974,328,950.26
Total
Delinquent Receivables 61 + days past due	0.32%	204	0.37%	$3,652,472.47
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	204	0.38%	$3,863,933.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	183	0.33%	$3,498,625.74
Three-Month Average Delinquency Ratio	0.30%		0.36%

Repossession in Current Period		55		$1,039,871.00
Repossession Inventory		81		$762,856.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,066,259.09
Recoveries				$(634,885.99)
Net Charge-offs for Current Period				$431,373.10

Beginning Pool Balance for Current Period				$1,013,023,088.51

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.71%
Net Loss Ratio for 2nd Preceding Collection Period				0.62%
Three-Month Average Net Loss Ratio for Current Period				0.61%

Cumulative Net Losses for All Periods				$6,567,761.56
Cumulative Net Losses as a % of Initial Pool Balance				0.42%

Principal Balance of Extensions				$5,034,534.13
Number of Extensions				267

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